RESEARCH AND DEVELOPMENT, NET - Schedule of Activity for Capitalized Software Development Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Movement in Capitalized Computer Software, Net [Roll Forward]
Capitalized software development costs, net, beginning of year	$ 9,706	$ 13,920	$ 11,315
Software development costs capitalized during the year	2,034	3,408	6,033
Amortization of capitalized software development costs	(3,370)	(4,708)	(3,291)
Business divestiture	0	(2,922)	0
Write-offs of capitalized software development costs	0	0	(142)
Foreign currency translation and other	0	8	5
Capitalized software development costs, net, end of year	$ 8,370	$ 9,706	$ 13,920